Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill were as follows:

(in millions)	QVC-U.S.	QVC-Japan	QVC-Germany	QVC-U.K.	QVC-Italy	Total
Balance as of December 31, 2013	$4,190	288	348	216	155	5,197
Exchange rate fluctuations	—	11	(3)	6	(1)	13
Balance as of June 30, 2014	$4,190	299	345	222	154	5,210

The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012 were as follows:

(in millions)	QVC-U.S.	QVC-Japan	QVC-Germany	QVC-U.K.	QVC-Italy	Total
Balance as of December 31, 2011	$4,169	393	328	203	146	5,239
Acquisitions	21	—	—	—	—	21
Exchange rate fluctuations	—	(44)	6	9	3	(26)
Balance as of December 31, 2012	4,190	349	334	212	149	5,234
Exchange rate fluctuations	—	(61)	14	4	6	(37)
Balance as of December 31, 2013	$4,190	288	348	216	155	5,197